Other items from operating activities - Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other non-current assets
Loans and advances	$ 1,877	$ 2,878	$ 3,048
Other non-current financial assets related to operational activities	471	937	1,069
Other	161	169	26
Total	2,509	3,984	4,143
Gross value/Cost
Other non-current assets
Loans and advances	2,180	3,237	3,334
Other non-current financial assets related to operational activities	471	937	1,069
Other	161	169	26
Total	2,812	4,343	4,429
Valuation allowance/Cumulative impairments
Other non-current assets
Loans and advances	(303)	(359)	(286)
Total	$ (303)	$ (359)	$ (286)